NATIONWIDE MUTUAL FUNDS
Nationwide Geneva Small Cap Growth Fund

Supplement dated October 1, 2024
to the Summary Prospectus dated February 28, 2024

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Summary Prospectus.

Effective immediately, all references to, and information regarding, William A. Priebe, CFA in the Summary Prospectus are deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE